Derivative Instruments (Details 2) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Derivative receivables and payables mark-to-market [Abstract]
Derivative receivables	$ 80,481	$ 80,210
Derivative payables	69,219	60,125
Interest Rate Contract [Member]
Derivative receivables and payables mark-to-market [Abstract]
Derivative receivables	32,555	33,733
Derivative payables	20,387	19,688
Credit Risk Contract [Member]
Derivative receivables and payables mark-to-market [Abstract]
Derivative receivables	7,725	11,859
Derivative payables	5,138	6,036
Foreign Exchange Contract [Member]
Derivative receivables and payables mark-to-market [Abstract]
Derivative receivables	25,858	21,984
Derivative payables	25,015	19,818
Equity Contract [Member]
Derivative receivables and payables mark-to-market [Abstract]
Derivative receivables	4,204	6,635
Derivative payables	10,450	11,554
Commodity Contract [Member]
Derivative receivables and payables mark-to-market [Abstract]
Derivative receivables	10,139	5,999
Derivative payables	$ 8,229	$ 3,029